Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended		20 Months Ended	22 Months Ended	24 Months Ended	26 Months Ended		32 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended		44 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended		56 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended		68 Months Ended	70 Months Ended	72 Months Ended	74 Months Ended		84 Months Ended	86 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	Feb. 24, 2020	Feb. 28, 2019	Apr. 30, 2016	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000216485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value			$ 9,450			$ 7,875						$ 9,834					$ 10,212					$ 10,246					$ 9,827					$ 11,672					$ 13,965
C000216484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value			10,000			8,335						10,461					10,904					10,989					10,587					12,626					15,163
C000216483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value					$ 10,000						$ 10,915					$ 11,497					$ 13,043					$ 12,553					$ 15,749					$ 16,409			$ 16,512		$ 15,911	$ 18,965	$ 22,760
C000216482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value				$ 10,000			$ 10,440						$ 9,950					$ 12,342					$ 12,725					$ 12,672					$ 12,068					$ 14,228		$ 16,887
C000216486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value					14,138						15,374					16,151					18,280					17,553					21,949					22,807			22,883		21,979	26,128	31,247
C000216492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value					14,138						14,373					14,023					16,140					13,936					19,889					22,487			18,677		18,386	20,537	23,433
C000216487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value					10,000						10,091					9,768					11,159					9,562					13,544					15,205			12,532		12,247	13,567	15,383
C000216489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value					10,000						10,206					9,990					11,540					9,998					14,317					16,251			13,540		13,383	14,995	17,173
C000216491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value					10,000						10,210					10,002					11,563					10,020					14,363					16,318			13,623		13,463	15,098	17,307
C000216488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value			9,450			7,018						9,995					11,309					9,387					9,235					10,307					11,775
C000221684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value	$ 10,000							$ 10,713						$ 10,040					$ 10,112					$ 10,654					$ 11,386					$ 13,062
C000219985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value		$ 10,000							$ 11,196						$ 10,477					$ 10,540					$ 11,084					$ 11,848					$ 13,578
C000219987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value		10,000							11,247						10,587					10,728					11,355					12,194					14,068
C000219986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value		10,000							11,151						10,391					10,421					10,926					11,617					13,258
C000219988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value		9,700							10,896						10,232					10,330					10,907					11,694					13,454
C000219998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value		9,700							13,293						12,334					12,401					14,281					15,367					20,177
C000219999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value		10,000							13,613						12,535					12,514					14,304					15,272					19,894
C000220000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value		10,000							13,730						12,775					12,868					14,858					16,033					21,100
C000219997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value		10,000							13,662						12,642					12,664					14,528					15,588					20,388
C000221686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value	10,000							12,332						11,421					11,453					13,151					14,119					18,488
C000221687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value	10,000							11,175						10,517					10,620					11,535					12,434					14,899
C000220003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value		10,000							11,922						11,217					11,322					12,292					13,244					15,863
C000220002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value		10,000							11,979						11,343					11,520					12,579					13,636					16,430
C000220001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value		10,000							11,882						11,117					11,170					12,074					12,953					15,449
C000220005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value		9,700							11,591						10,942					11,084					12,074					13,050					15,693
C000220007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value		9,700							12,471						11,762					11,917					13,382					14,452					18,222
C000220008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value		10,000							12,772						11,955					12,019					13,401					14,369					17,961
C000220010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value		10,000							12,879						12,182					12,374					13,934					15,084					19,047
C000220011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value		10,000							12,816						12,045					12,161					13,611					14,652					18,400
C000221688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value	10,000							11,811						11,111					11,229					12,578					13,550					17,036
FTSE Global Core Infrastructure 50 50 C000216483 Index Net [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,062					11,616					13,048					12,180					14,807					15,787			15,437		15,391	17,930	21,547
MSCI World C000216483 Index Net [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,465					12,981					13,822					13,268					19,282					18,604			19,195		22,724	25,487	32,917
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Infrastructure Category Average
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Global Core Infrastructure 50/50 Index (Net)
Accumulated Value			10,000	10,000	15,000	8,167	10,328				16,593	9,928	9,642			17,423	10,585	11,721			19,572	10,350	12,497			18,271	10,320	12,220			22,210	12,022	12,183			23,681	14,447	14,193	23,155	17,056	23,086	26,894	32,321
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Accumulated Value			10,000	$ 10,000	15,000	8,581	$ 10,491				17,198	12,471	$ 10,071			19,471	12,032	$ 14,635			20,732	12,414	$ 14,120			19,902	14,697	$ 14,569			28,923	16,483	$ 17,248			27,906	21,289	$ 19,344	28,793	$ 24,984	34,087	38,230	49,376
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000®Index
Accumulated Value	10,000	10,000	10,000		15,000	8,637		12,358	14,006		17,787	13,035		11,973	13,569	20,108	12,629		12,153	13,773	22,658	12,819		14,863	16,845	22,422	15,678		16,558	18,766	33,840	17,466		21,693	24,585	32,786	22,882		33,278		40,700	45,340	59,401
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Nareit All Equity REITs Index
Accumulated Value			10,000		15,000	7,755					16,149	10,342				15,987	11,389				19,114	9,556				17,528	9,478				23,376	11,020				25,742	12,661		21,600		21,422	24,908	28,617
CBRE Real Estate Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										CBRE Real Estate Tiered Index
Accumulated Value			10,000		15,000	7,413					15,882	10,154				15,381	11,182				18,256	9,383				15,653	9,306				21,443	10,820				23,613	12,431		19,814		19,651	22,848	26,251
MSCI U S REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI U.S. REIT®Index
Accumulated Value			$ 10,000		15,000	$ 7,413					15,882	$ 10,189				15,381	$ 11,369				18,256	$ 9,698				15,653	$ 9,867				21,516	$ 11,403				24,009	$ 13,629		20,479		20,835	24,079	28,780
Morningstar Real Estate Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Real Estate Category Average
Russell 3000 C000216487 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000						11,858					13,406					15,106					14,948					22,560					21,857			22,186		27,133	30,227	39,601
FTSE Nareit All Equity REITs C000216487 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000						10,766					10,658					12,743					11,685					15,584					17,162			14,400		14,282	16,606	19,078
CBRE Real Estate Tiered C000216487 Index [Member]
Account Value [Line Items]
Accumulated Value					10,000						10,588					10,254					12,171					10,436					14,295					15,742			13,209		13,101	15,232	17,500
MSCI U S REIT C000216487 Index [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 10,588					$ 10,254					$ 12,171					$ 10,436					$ 14,344					$ 16,006			$ 13,652		$ 13,890	$ 16,052	$ 19,187
Morningstar Global Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Moderately Conservative Allocation Category Average
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Conservative Allocation Composite Index
Accumulated Value	10,000	10,000						10,675	11,216					10,062	10,572				10,229	10,747				10,893	11,445				11,963	12,569				13,617	14,307
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE® Index (Net)
Accumulated Value	10,000	10,000						12,048	12,963					11,067	11,907				11,999	12,910				13,112	14,108				14,760	15,881				18,391	19,787
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000						9,799	9,865					8,965	9,025				8,926	8,987				8,795	8,855				9,501	9,565				9,886	9,953
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500®Index
Accumulated Value	10,000	10,000						12,066	13,663					12,092	13,692				12,414	14,057				15,227	17,242				17,069	19,328				22,370	25,330
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Equity Allocation Composite Index
Accumulated Value	10,000	10,000						12,065	13,490					11,839	13,237				12,332	13,789				14,704	16,440				16,525	18,477				21,409	23,938
Morningstar Global Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Aggressive Allocation Category Average
Morningstar Global Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Moderate Allocation Category Average
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Moderate Allocation Composite Index
Accumulated Value	10,000	10,000						11,128	11,940					10,637	11,413				10,911	11,707				12,071	12,952				13,363	14,337				15,892	17,051
Morningstar Global Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Moderately Aggressive Allocation Category Average
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Growth Allocation Composite Index
Accumulated Value	$ 10,000	$ 10,000						$ 11,592	$ 12,698					$ 11,229	$ 12,301				$ 11,613	$ 12,721				$ 13,341	$ 14,614				$ 14,882	$ 16,302				$ 18,479	$ 20,242